Summary of significant accounting policies - others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Receivables, net
Allowance for credit losses	¥ (824)	$ (129)	¥ 13,065	¥ 28,316
Accounts receivable, net	175,165		240,124		$ 27,487
Impairment of long-lived assets
Impairment loss of long-lived assets	0		4,328	101,136
Revenue recognition
Revenue recognized included in the receipts in advance from customers balance	11,600		4,100
Cost of promotion and acquisition
Promotion and acquisition cost	562,081	$ 88,203	379,380	1,025,975
Sales and marketing expenses
Advertising expenditure	¥ 3,731		2,578	36,029
Segment reporting
Number of reportable segments | segment	1	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%	50.00%
Profit Appropriation to Statutory Surplus Fund	¥ 127		0	1,900
Appropriation of profits to other reserves funds	0		0	0
ASU 2016-13
Receivables, net
Allowance for credit losses	2,800
Accounts receivable, net	¥ 1,100
Cost of revenues
Cost of promotion and acquisition
Promotion and acquisition cost			26,261	34,185
Sales and marketing expenses
Cost of promotion and acquisition
Promotion and acquisition cost			¥ 353,119	¥ 991,790